Share-based Payments - Summary of Outstanding and Exercisable Options (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares yr	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	12,902,995	11,603,750	6,177,594
Weighted average,Exercise price | $	$ 2.99	$ 2.05	$ 1.10
Weighted average,Remaining contractual life (years) | yr	3.35
Number of options, Vesting of issued options | shares	5,648,656
Weighted average exercise price, Vesting of issued options | $	$ 2.28	$ 1.71
Weighted average remaining contractual life (years), Exercisable | yr	3.14
August 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Expiry date	August 5, 2021
Number of options | shares	1,058,334
Weighted average,Exercise price | $	$ 0.50
Weighted average,Remaining contractual life (years) | yr	2.60
October 6, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Expiry date	October 6, 2021
Number of options | shares	3,411,699
Weighted average,Exercise price | $	$ 1.23
Weighted average,Remaining contractual life (years) | yr	2.77
November 21, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Expiry date	November 21, 2021
Number of options | shares	182,000
Weighted average,Exercise price | $	$ 1.84
Weighted average,Remaining contractual life (years) | yr	2.89
April 12, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Expiry date	April 12, 2022
Number of options | shares	3,273,020
Weighted average,Exercise price | $	$ 3.14
Weighted average,Remaining contractual life (years) | yr	3.28
August 23, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Expiry date	August 23, 2022
Number of options | shares	2,872,941
Weighted average,Exercise price | $	$ 2.42
Weighted average,Remaining contractual life (years) | yr	3.65
November 9, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Expiry date	November 9, 2022
Number of options | shares	200,000
Weighted average,Exercise price | $	$ 3.32
Weighted average,Remaining contractual life (years) | yr	3.86
January 30, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Expiry date	January 30, 2023
Number of options | shares	275,001
Weighted average,Exercise price | $	$ 8.40
Weighted average,Remaining contractual life (years) | yr	4.08
January 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Expiry date	January 31, 2023
Number of options | shares	150,000
Weighted average,Exercise price | $	$ 9.00
Weighted average,Remaining contractual life (years) | yr	4.09
May 18, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Expiry date	May 18, 2023
Number of options | shares	1,195,000
Weighted average,Exercise price | $	$ 7.57
Weighted average,Remaining contractual life (years) | yr	4.38
June 28, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 60 months
Expiry date	June 28, 2023
Number of options | shares	180,000
Weighted average,Exercise price | $	$ 8.22
Weighted average,Remaining contractual life (years) | yr	4.49
September 13, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Expiry date	September 13, 2025
Number of options | shares	25,000
Weighted average,Exercise price | $	$ 14.70
Weighted average,Remaining contractual life (years) | yr	6.71
October 12, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Expiry date	October 12, 2025
Number of options | shares	30,000
Weighted average,Exercise price | $	$ 11.80
Weighted average,Remaining contractual life (years) | yr	6.79
December 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 20 quarters
Expiry date	December 14, 2025
Number of options | shares	50,000
Weighted average,Exercise price | $	$ 15.29
Weighted average,Remaining contractual life (years) | yr	6.96